Nature of Operations - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended	9 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Sep. 30, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Jan. 31, 2011 Fiat Industrial [Member] USD ($)	Sep. 30, 2013 Fiat Industrial [Member] EUR (€)	Sep. 30, 2013 Fiat Industrial [Member] CNH Global N.V. [Member]	Sep. 30, 2013 CNH Global N.V. [Member] EUR (€)	Dec. 31, 2013 CNH Global N.V. [Member]
Nature Of Operations [Line Items]
Ownership percentage by parent							87.00%
Share exchange ratio with new entity						1		3.828	3.828
Nominal value per share		€ 0.01	€ 0.01	€ 1.50		€ 1.57		€ 2.25
Noncontrolling interests reclassified to equity attributable to parent	$ 1,053
Increase in share capital as a result of statutory demerger					$ 2,556